Equity	12 Months Ended
Dec. 31, 2020
Equity
Equity

24.         Equity

The main components of equity are detailed below:

24.1       Subscribed and paid–in capital

Ecopetrol’s authorized capital amounts to COP$36,540,000, and is comprised of 60,000,000,000 ordinary shares, of which 41,116,694,690 are outstanding, and 11.51%  (4,731,906,273 shares) are held privately and 88.49%  (36,384,788,417 shares) are held by the Colombian Government. The value of the reserve shares amounts to COP$11,499,933 comprised of 18,883,305,310 shares. As of December 31, 2020 and 2019, subscribed and paid–in capital amounts to COP$25,040,067. There are no potentially dilutive shares.

24.2       Additional paid–in capital

Additional paid–in capital mainly corresponds to: (i) share premium from the Ecopetrol Business Group’s capitalization in 2007, for COP$4,457,997, (ii) share premium from the sale of shares awarded in the second capitalization, which took place in September 2011, of COP$2,118,468, iii) a COP$31,377 share premium from the placement of shares on the secondary market, arising from the calling of guarantees from debtors in arrears, according to the provisions of Article 397 of the Code of Commerce, and (iv) additional paid–in capital receivables for COP$(143).

24.3       Equity reserves

The following is the composition of the Ecopetrol Business Group’s reserves as of December 31, 2020 and 2019:

	2020	2019
Legal reserve	4,568,980	3,243,832
Fiscal and statutory reserves	509,082	509,082
Occasional reserves (1)	4,557,074	31,744
	9,635,136	3,784,658
(1)

Ecopetrol's General Shareholders' Meeting, held on March 27, 2020, approved the 2019 profit distribution project and set up a reserve of 4,557,074 in order to support the Company's financial sustainability and flexibility in development of its strategy.

The movement of equity reserves is the following for the years ended December 31, 2020 and 2019:

	2020	2019
Opening balance	3,784,658	5,138,895
Release of reserves	(540,826)	(3,050,703)
Allocation to reserves	6,391,304	5,355,852
Dividends declared	—	(3,659,386)
Closing balance	9,635,136	3,784,658

24.4       Retained earnings and dividends

The Ecopetrol Business Group distributes dividends based on its separate annual financial statements, prepared under International Financial Reporting Standards accepted in Colombia (NCIF, by its acronym in Spanish).

The General Assembly of Shareholders of Ecopetrol S.A. held on March 27, 2020, decreed dividends on the 2019 profit for COP$7,401,005 (2019 – COP$9,251,256). A total of 100% of decreed dividends was paid during 2020 and 2019.

On March 26, 2021, the ordinary General Shareholders Assembly approved a distribution of ordinary dividends for the fiscal year ended December 31, 2020 amounting to COP$698,984 million, or COP$17 per share, based on the number of outstanding shares. The payment date will be April 22, 2021 for 100% of shareholders.

24.5       Other comprehensive income attributable to owners of parent

The following is the composition of the other comprehensive income attributable to the shareholders of the parent, Ecopetrol S.A., net of tax:

	2020	2019	2018
Foreign currency translation	11,794,201	10,265,398	10,235,891
Cash flow hedge with derivative instruments	44,132	3,689	(30,962)
Cash flow hedges for future exports	(136,470)	(135,748)	(374,079)
Actuarial gain on defined benefit plans	(2,260,989)	(2,357,210)	(557,381)
Hedge of a net investment in a foreign operation	(1,494,926)	(1,130,583)	(1,069,316)
Others	1,114	1,114	176,608
	7,947,062	6,646,660	8,380,761

24.6       Earnings per share

		2020		2019		2018
Profit attributable to Ecopetrol’s shareholders		1,586,677		13,744,011		11,381,386
Weighted average number of outstanding shares		41,116,694,690		41,116,694,690		41,116,694,690
Net basic earnings per share (Colombian pesos)	COP$	38.6	COP$	334.3	COP$	276.8